RELATED PARTY TRANSACTIONS AND BALANCES (Tables)	12 Months Ended
Dec. 31, 2024
RELATED PARTY TRANSACTIONS AND BALANCES
Schedule of related parties

Related Party	Nature of the Party	Relationship with the Group
Trip.com Group Limited (“Trip.com”)	Online travel services provider	Mr. Qi Ji is a director; Shareholder of the Group
Sheen Star Group Limited (“Sheen Star”)	Investment holding company	Equity method investee of the Group, controlled by Mr. Qi Ji
China Cjia Group Limited (“Cjia Group”)	Apartment Management Group	Equity method investee of the Group
Shanghai Zhuchuang Enterprise Management Co., Ltd. (“Zhuchuang”)	Staged office space company	Equity method investee of the Group
Shanghai Lianquan Hotel Management Co., Ltd. (“Lianquan”)	Hotel management company	Equity method investee of the Group
Huamai (Guangzhou) Hotel Management Co., Ltd. (“Huamai”)	Hotel management company	Equity method investee of the Group
Azure Hospitality Fund I Limited Partnership (LLP) (“Azure”)	Fund	Equity method investee of the Group

Schedule of amounts due from related parties

	As of December 31,
	2023	2024
Trip.com	174	284
Lianquan	45	49
Huamai	22	26
Cjia Group	9	15
Zhuchuang	14	14
Others	34	24
Allowance for expected credit losses	(63)	(64)
Total	235	348

Schedule of amounts due to related party

	As of December 31,
	2023	2024
Trip.com	48	41
Cjia Group	16	14
Others	13	19
Total	77	74

Schedule of significant related party transactions

	Years Ended December 31,
	2022	2023	2024
Commission expenses to Trip.com	55	260	297
Lease expenses to Trip.com	19	19	19
Lease expenses to Cjia Group	31	37	36
Goods sold and service provided to Cjia Group	4	17	32
Service fee from Trip.com	93	112	146
Service fee from Sheen Star	4	5	—
Service fee from Azure	5	17	21
Sublease income from Lianquan	12	10	11
Sublease income from Cjia Group	5	5	6
Interest income from Sheen Star	—	10	—